ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
12.	ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

		As of December 31,
		2016	2017
		US$	US$

Payroll and welfare benefit		18,467	19,152
Other taxes and surcharges payable	(1)	39,824	38,669
Accrued unrecognized tax benefits and related interest and penalties	Note 16	121,856	-
Amounts payable to employees		2,162	2,794
Amounts payable to sales and marketing agents		74,669	46,529
Amounts due to foremen and suppliers of decoration services		4,872	3,693
Amounts due to Tianxiajin investors		1,530	357
Down payments collected on behalf of secondary home sellers		3,116	1,806
Cash incentives payable to home buyers	(2)	14,271	12,018
Amounts payable for purchase of treasury stock	(3)	9,861	-
Others		27,911	33,781

		318,539	158,799

(1)	Other taxes and surcharges payable consist of VAT, cultural construction fee (“CCF”), city construction tax (“CCT”) and withholding individual income tax (“IIT”).

(2)	Cash incentives payable to home buyers, are payable when home buyers successfully purchase new properties through the Company’s platform and successfully registers on the Company’s website.

(3)	This amount represents the purchase of treasury stock. The balance was subsequently settled in January 2017.